Note 16 - Deferred Compensation Plan	12 Months Ended
Dec. 31, 2015
Deferred Compensation Plan [Abstract]
Deferred Compensation Plan [Text Block]

(16) Deferred Compensation Plan

Colony Bank, the wholly-owned subsidiary, has deferred compensation plans covering certain former directors and certain officers choosing to participate through individual deferred compensation contracts. In accordance with terms of the contracts, the Bank is committed to pay the participant’s deferred compensation over a specified number of years, beginning at age 65. In the event of a participant’s death before age 65, payments are made to the participant’s named beneficiary over a specified number of years, beginning on the first day of the month following the death of the participant.

Liabilities accrued under the plans totaled $906,259 and $845,192 as of December 31, 2015 and 2014, respectively. Benefit payments under the contracts were $131,652 in 2015 and $112,605 in 2014. Provisions charged to operations totaled $196,869 in 2015, $69,653 in 2014 and $75,777 in 2013.

The Company has purchased life insurance policies on the plans’ participants and uses the cash flow from these policies to partially fund the plan. Fee income recognized with these plans totaled $174,675 in 2015, $167,911 in 2014 and $164,073 in 2013. In addition death benefits recognized as income totaled $137,058 in 2015.